Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0000898174
Registrant Name	REINSURANCE GROUP OF AMERICA INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES